Segment Information	12 Months Ended
Dec. 31, 2023
Segment information [Abstract]
Segment information

6. Segment information

Geographical information

The Company’s non-current assets by the Company’s country of domicile were as follows:

	December 31,	December 31,
	2023	2022
Switzerland	3,973,792	4,339,509
Australia	-	-
Total	3,973,792	4,339,509

Non-current assets for geographical information exclude financial instruments and investments in associated companies.